                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2002

For Policies issued on or after December 2, 2002, new contract owners have the option of electing either of two Guaranteed Retirement Income Programs: the Guaranteed Retirement Income Program ("GRIP") or the new Guaranteed Retirement Income Program II ("GRIP II").

GRIP II may not be elected if the Optional Payment Enhancement is elected.

For contracts purchased on and after December 30, 2002, GRIP will no longer be available if the Optional Payment Enhancement is elected. In the case of transfers for qualified plans and 1035 exchanges, for contracts where the paperwork is received on and before December 2, 2002, GRIP is available if the Optional Payment Enhancement is elected as long as the initial payment is received within 60 days of receipt of the paperwork.

A detailed description of GRIP may be found in the prospectus. The following provisions for GRIP II apply:

                                     SUMMARY

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME PROGRAMS.

     Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIP II is elected, the fixed accounts are not available as investment options. If either GRIP or GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIP or GRIP II (as applicable), we will pay the monthly annuity payment available under the contract.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees...........................................   1.25%
Administration fee - asset based...........................................   0.15%
                                                                              -----
Total Separate Account Annual Expenses.....................................   1.40%

Fee for Optional Payment Enhancement*......................................   0.35%
                                                                              -----
Total Separate Account Annual Expenses with Optional Payment Enhancement...   1.75%

Optional GRIP Fee..........................................................   0.30%**

(as a percentage of GRIP Income Base. A complete definition of GRIP Income Base may be found below under "Guaranteed Retirement Income Programs.")

-------------
* This is an additional mortality and expense risk fee which is deducted not only from the variable sub-accounts, but also from the fixed sub-accounts.

** The annual GRIP Fee is 0.30% multiplied by the Income Base. The GRIP Fee is deducted from the account value.

Optional Grip II Fee.................................................   0.45%**

(as a percentage of GRIP II Income Base. A complete definition of GRIP II Income Base may be found below under "Guaranteed Retirement Income Program II.")

-------------
** The annual GRIP II fee is 0.45% multiplied by the Income Base. The Grip II Fee is deducted from the account value on each contract anniversary.

EXAMPLES

The Examples of Expenses below are shown with the optional payment enhancement and GRIP II fees reflected. (For the GRIP II fees, each example assumes a growth factor of 6% and that the Income Base is not stepped-up.)

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.75% (including the optional Annual Step Death Benefit fee and the optional GRIP II fee of 0.45% of Income Base),
(b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

 FOR CONTRACTS THAT INVEST IN SERIES II (FORMERLY CLASS B SHARES) OF THE TRUST


-----------------------------------------------------------------------
TRUST PORTFOLIO                  1 YEAR    3 YEAR    5 YEAR    10 YEAR
-----------------------------------------------------------------------
Internet Technologies              111      181       244        411
-----------------------------------------------------------------------
Pacific Rim Emerging Markets       111      180       243        408
-----------------------------------------------------------------------
Telecommunications                 113      186       252        427
-----------------------------------------------------------------------
Science & Technology               110      178       238        399
-----------------------------------------------------------------------
International Small Cap            114      190       259        441
-----------------------------------------------------------------------
Health Sciences                    113      186       252        427
-----------------------------------------------------------------------
Aggressive Growth                  109      176       236        394
-----------------------------------------------------------------------
Emerging Small Company             110      177       238        398
-----------------------------------------------------------------------
Small Company Blend                110      179       240        403
-----------------------------------------------------------------------
Dynamic Growth                     109      176       236        395
-----------------------------------------------------------------------
Mid Cap Growth                     112      185       250        422
-----------------------------------------------------------------------
Mid Cap Opportunities              113      186       252        427
-----------------------------------------------------------------------
Mid Cap Stock                      109      174       232        387
-----------------------------------------------------------------------
All Cap Growth                     109      174       232        386
-----------------------------------------------------------------------
Financial Services                 111      180       242        406
-----------------------------------------------------------------------
Overseas                           110      177       237        397
-----------------------------------------------------------------------
International Stock                110      179       240        402
-----------------------------------------------------------------------
International Value                110      178       239        401
-----------------------------------------------------------------------
Capital Appreciation               110      180       241        406
-----------------------------------------------------------------------
Strategic Opportunities            108      172       228        379
-----------------------------------------------------------------------
Quantitative Mid Cap               108      171       228        378
-----------------------------------------------------------------------
Global Equity                      109      174       233        388
-----------------------------------------------------------------------
Strategic Growth                   110      177       237        397
-----------------------------------------------------------------------
Growth                             108      172       228        379
-----------------------------------------------------------------------
Large Cap Growth                   108      174       232        386
-----------------------------------------------------------------------
All Cap Value                      113      186       251        425
-----------------------------------------------------------------------
Capital Opportunities              112      185       250        423
-----------------------------------------------------------------------
Quantitative Equity                107      169       224        370
-----------------------------------------------------------------------
Blue Chip Growth                   108      172       228        379
-----------------------------------------------------------------------

-----------------------------------------------------------------------
TRUST PORTFOLIO                  1 YEAR    3 YEAR    5 YEAR    10 YEAR
-----------------------------------------------------------------------
Utilities                          112      185       250        423
-----------------------------------------------------------------------
Real Estate Securities             107      171       226        375
-----------------------------------------------------------------------
Small Company Value                110      178       239        401
-----------------------------------------------------------------------
Mid Cap Value                      110      178       239        401
-----------------------------------------------------------------------
Value                              107      170       226        374
-----------------------------------------------------------------------
Tactical Allocation                111      182       246        414
-----------------------------------------------------------------------
Fundamental Value                  109      176       236        394
-----------------------------------------------------------------------
Growth & Income                    106      167       220        362
-----------------------------------------------------------------------
U.S. Large Cap Value               108      172       229        381
-----------------------------------------------------------------------
Equity Income                      108      172       228        379
-----------------------------------------------------------------------
Income & Value                     107      171       226        375
-----------------------------------------------------------------------
Balanced                           107      169       224        370
-----------------------------------------------------------------------
High Yield                         107      170       225        373
-----------------------------------------------------------------------
Strategic Bond                     107      170       226        374
-----------------------------------------------------------------------
Global Bond                        108      173       231        385
-----------------------------------------------------------------------
Total Return                       107      169       224        370
-----------------------------------------------------------------------
Investment Quality Bond            106      167       221        363
-----------------------------------------------------------------------
Diversified Bond                   107      169       224        371
-----------------------------------------------------------------------
U.S. Government Securities         106      168       221        365
-----------------------------------------------------------------------
Money Market                       105      162       211        345
-----------------------------------------------------------------------
Small Cap Index                    105      163       214        350
-----------------------------------------------------------------------
International Index                105      163       214        350
-----------------------------------------------------------------------
Mid Cap Index                      105      163       214        350
-----------------------------------------------------------------------
Total Stock Market Index           105      163       213        349
-----------------------------------------------------------------------
500 Index                          105      162       212        347
-----------------------------------------------------------------------
Lifestyle Aggressive 1000          98       143       177        278
-----------------------------------------------------------------------
Lifestyle Growth 820               98       143       177        278
-----------------------------------------------------------------------
Lifestyle Balanced 640             98       143       177        278
-----------------------------------------------------------------------
Lifestyle Moderate 460             98       143       177        278
-----------------------------------------------------------------------
Lifestyle Conservative 280         98       143       177        278
-----------------------------------------------------------------------

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.70% (including the optional Annual Step Death Benefit fee and the optional GRIP II fee of 0.45% of Income Base), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

FOR CONTRACTS THAT INVEST IN SERIES II (FORMERLY CLASS B SHARES) OF THE TRUST

-----------------------------------------------------------------------
TRUST PORTFOLIO                 1 YEAR    3 YEAR    5 YEAR    10 YEAR
-----------------------------------------------------------------------
Internet Technologies             38       115       196        411
-----------------------------------------------------------------------
Pacific Rim Emerging Markets      37       114       194        408
-----------------------------------------------------------------------
Telecommunications                39       120       204        427
-----------------------------------------------------------------------
Science & Technology              36       111       190        399
-----------------------------------------------------------------------
International Small Cap           41       125       212        441
-----------------------------------------------------------------------
Health Sciences                   39       120       204        427
-----------------------------------------------------------------------
Aggressive Growth                 36       110       187        394
-----------------------------------------------------------------------
Emerging Small Company            36       111       189        398
-----------------------------------------------------------------------
Small Company Blend               37       113       191        403
-----------------------------------------------------------------------
Dynamic Growth                    36       110       187        395
-----------------------------------------------------------------------
Mid Cap Growth                    39       119       202        422
-----------------------------------------------------------------------
Mid Cap Opportunities             39       120       204        427
-----------------------------------------------------------------------
Mid Cap Stock                     35       108       183        387
-----------------------------------------------------------------------

-----------------------------------------------------------------------
TRUST PORTFOLIO                 1 YEAR    3 YEAR    5 YEAR    10 YEAR
-----------------------------------------------------------------------
All Cap Growth                    35       107       183        386
-----------------------------------------------------------------------
Financial Services                37       114       193        406
-----------------------------------------------------------------------
Overseas                          36       111       188        397
-----------------------------------------------------------------------
International Stock               37       112       191        402
-----------------------------------------------------------------------
International Value               37       112       191        401
-----------------------------------------------------------------------
Capital Appreciation              37       113       193        406
-----------------------------------------------------------------------
Strategic Opportunities           34       105       179        379
-----------------------------------------------------------------------
Quantitative Mid Cap              34       105       178        378
-----------------------------------------------------------------------
Global Equity                     35       108       184        388
-----------------------------------------------------------------------
Strategic Growth                  36       111       188        397
-----------------------------------------------------------------------
Growth                            34       105       179        379
-----------------------------------------------------------------------
Large Cap Growth                  35       107       182        386
-----------------------------------------------------------------------
All Cap Value                     39       120       203        425
-----------------------------------------------------------------------
Capital Opportunities             39       119       202        423
-----------------------------------------------------------------------
Quantitative Equity               33       102       174        370
-----------------------------------------------------------------------
Blue Chip Growth                  34       105       179        379
-----------------------------------------------------------------------
Utilities                         39       119       202        423
-----------------------------------------------------------------------
Real Estate Securities            34       104       177        375
-----------------------------------------------------------------------
Small Company Value               37       112       191        401
-----------------------------------------------------------------------
Mid Cap Value                     37       112       191        401
-----------------------------------------------------------------------
Value                             34       103       176        374
-----------------------------------------------------------------------
Tactical Allocation               38       116       198        414
-----------------------------------------------------------------------
Fundamental Value                 36       110       187        394
-----------------------------------------------------------------------
Growth & Income                   32       100       170        362
-----------------------------------------------------------------------
U.S. Large Cap Value              34       106       180        381
-----------------------------------------------------------------------
Equity Income                     34       105       179        379
-----------------------------------------------------------------------
Income & Value                    34       104       177        375
-----------------------------------------------------------------------
Balanced                          33       102       174        370
-----------------------------------------------------------------------
High Yield                        33       103       176        373
-----------------------------------------------------------------------
Strategic Bond                    34       103       177        374
-----------------------------------------------------------------------
Global Bond                       35       107       182        385
-----------------------------------------------------------------------
Total Return                      33       102       174        370
-----------------------------------------------------------------------
Investment Quality Bond           32       100       171        363
-----------------------------------------------------------------------
Diversified Bond                  33       102       175        371
-----------------------------------------------------------------------
U.S. Government Securities        33       101       172        365
-----------------------------------------------------------------------
Money Market                      31        94       161        345
-----------------------------------------------------------------------
Small Cap Index                   31        96       164        350
-----------------------------------------------------------------------
International Index               31        96       164        350
-----------------------------------------------------------------------
Mid Cap Index                     31        96       164        350
-----------------------------------------------------------------------
Total Stock Market Index          31        95       163        349
-----------------------------------------------------------------------
500 Index                         31        95       162        347
-----------------------------------------------------------------------
Lifestyle Aggressive 1000         24        74       127        278
-----------------------------------------------------------------------
Lifestyle Growth 820              24        74       127        278
-----------------------------------------------------------------------
Lifestyle Balanced 640            24        74       127        278
-----------------------------------------------------------------------
Lifestyle Moderate 460            24        74       127        278
-----------------------------------------------------------------------
Lifestyle Conservative 280        24        74       127        278
-----------------------------------------------------------------------

                           DESCRIPTION OF THE CONTRACT

GUARANTEED RETIREMENT INCOME PROGRAMS

     Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum contract anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base, and (c) if GRIP II is elected, the fixed accounts are not available as investment options.

GRIP II

     Contracts may be issued with an optional rider, GRIP II if you elect GRIP
II. If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

     GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

     GRIP II INCOME BASE

     The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

     Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

     The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

     Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any

Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-    An Income Base reduction is on a pro rata basis and is equal to (i) times
     (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

     EXERCISE OF GRIP II

     Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

     1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

     2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

          Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

     OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

     The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

     The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

     Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

     In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

     When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

     Illustrated below are the minimum Income Base GRIP II amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals. We will, upon request, provide illustrations of the GRIP II for an annuitant based on other assumptions.

-----------------------------------------------------------------------------------
Contract Anniversary at   GRIP II-Annual Income Life  GRIP II-Annual Income Joint &
       Election          Annuity with 10 Year Period  Survivor Life Annuity with 20
                                   Certain                 Year Period Certain
-----------------------------------------------------------------------------------
          10                       $12,013                        $9,284
-----------------------------------------------------------------------------------
          15                       $18,406                       $13,574
-----------------------------------------------------------------------------------
          20                       $27,979                       $19,358
-----------------------------------------------------------------------------------


     TERMINATION OF GRIP II

     GRIP II will terminate upon the earliest to occur of:

(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     (b)  the termination of the contract for any reason; or

     (c)  the exercise of GRIP II.

     THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

     GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

     If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***

     GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                               FEDERAL TAX MATTERS

QUALIFIED RETIREMENT PLANS

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs.

                       SUPPLEMENT DATED NOVEMBER 22, 2002



MNYVenture Supp 11/2002